Schedule Of Account Receivable (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable		$ 170,600	$ 1,078,084
Less: Allowance for Doubtful Accounts		0	0
Net	$ 224,120	$ 170,600	$ 1,078,084